Segment Information - Narrative (Details) - EUR (€) € in Millions				2 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 01, 2021	May 07, 2020	Aug. 02, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Gain on disposal of businesses						€ 205	€ 11,008	€ 67
VMO2
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (as a percent)	50.00%				50.00%	50.00%	50.00%
Telefónica O2 Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Gain on disposal of businesses		€ 4,460
Telefónica O2 Holdings Ltd. Holding company | VMO2
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (as a percent)		50.00%	50.00%
Telxius Telecom, S.A. | Europe and Latin America towers division
Disclosure of subsidiaries [line items]
Gain on disposal of businesses				€ 6,099